                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


       /s/ Kenneth W. Stecher              Fairfield, Ohio      November 5, 2008
-------------------------------------   ---------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers               1
Form 13F Information Table Entry Total         57
Form 13F Information Table Value Total  2,337,248
                                       (thousands)

List of Other Included Managers

No.   File No.    Name
---   --------    ----
01    028-10798   Cincinnati Financial Corporation


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
                                COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7           COLUMN 8
                              -----------  ---------  ---------  ---------------  ------------  --------  -------------------------
                                TITLE OF                           SHARES/   SH/   INVESTMENT
           ISSUER                CLASS       CUSIP    FMV (000)   PRINCIPAL  PRN       DIS      OTH MGRS    SOLE      SHARED    NONE
----------------------------  -----------  ---------  ---------  ----------  ---  ------------  --------  --------  ---------   ----
3M COMPANY                    COMMON       88579Y101     23,806     348,500  SH   SHARED-OTHER     01        --        348,500    --
ABBOTT LABORATORIES           COMMON       002824100     24,644     428,000  SH   SHARED-OTHER     01        --        428,000    --
AGL RESOURCES                 COMMON       001204106     17,190     547,800  SH   SHARED-OTHER     01        --        547,800    --
ALLIANCEBERNSTEIN             COMMON       01881G106     75,819   2,048,600  SH   SHARED-OTHER     01        --      2,048,600    --
ALLIED WASTE INDUSTRIES INC   CONVERTIBLE
                              DEB          019589AD2      4,734   5,050,000  PRN  SHARED-OTHER     01        --             --    --
ARTHUR J GALLAGHER            COMMON       363576109      3,368     131,246  SH   SHARED-OTHER     01        --        131,246    --
AT&T INC                      COMMON       00206R102     22,420     803,000  SH   SHARED-OTHER     01        --        803,000    --
AVERY DENNISON CORP           COMMON       053611109     23,225     522,138  SH   SHARED-OTHER     01        --        522,138    --
BB & T CORP                   COMMON       054937107      7,137     188,800  SH   SHARED-OTHER     01        --        188,800    --
BOEING CO                     COMMON       097023105     22,246     387,898  SH   SHARED-OTHER     01        --        387,898    --
BOSTON PROPERTIES INC         CONVERTIBLE
                              DEB          10112RAK0      5,414   6,250,000  PRN  SHARED-OTHER     01        --             --    --
CHEVRON CORPORATION           COMMON       166764100     81,523     988,400  SH   SHARED-OTHER     01        --        988,400    --
CONOCOPHILLIPS                COMMON       20825C104     25,638     350,000  SH   SHARED-OTHER     01        --        350,000    --
DIEBOLD INC.                  COMMON       253651103     21,267     642,300  SH   SHARED-OTHER     01        --        642,300    --
DUKE ENERGY CORP              COMMON       26441C105     33,915   1,945,800  SH   SHARED-OTHER     01        --      1,945,800    --
EQUITABLE RESOURCES INC       COMMON       294549100     22,008     600,000  SH   SHARED-OTHER     01        --        600,000    --
EQUITY RESIDENTIAL            CONVERTIBLE
                              DEB          26884AAV5      4,416   4,800,000  PRN  SHARED-OTHER     01        --             --    --
EXXON MOBIL CORPORATION       COMMON       30231G102    207,725   2,674,800  SH   SHARED-OTHER     01        --      2,674,800    --
FERRO CORPORATION CV DEB      CONVERTIBLE
                              DEB          315405AL4      5,270   5,250,000  PRN  SHARED-OTHER     01        --             --    --
FIFTH THIRD BANCORP           COMMON       316773100     15,903   1,336,352  SH   SHARED-OTHER     01        --      1,336,352    --
FORTUNE BRANDS INC            COMMON       349631101     20,076     350,000  SH   SHARED-OTHER     01        --        350,000    --
GENERAL ELECTRIC CO           COMMON       369604103     54,396   2,133,185  SH   SHARED-OTHER     01        --      2,133,185    --
GENUINE PARTS CO              COMMON       372460105     41,497   1,032,000  SH   SHARED-OTHER     01        --      1,032,000    --
HUNTINGTON BANCSHARES INC     CONVERTIBLE
                              PFD          446150401     11,668      15,034  SH   SHARED-OTHER     01        --             --    --
HUTCHINSON TECH               CONVERTIBLE
                              DEB          448407AF3      1,788   2,500,000  PRN  SHARED-OTHER     01        --             --    --
ILLINOIS TOOL WORKS           COMMON       452308109     22,803     513,000  SH   SHARED-OTHER     01        --       513,000     --
JOHNSON & JOHNSON             COMMON       478160104    166,874   2,408,685  SH   SHARED-OTHER     01        --     2,408,685     --
KEYCORP INC.                  CONVERTIBLE
                              PFD          493267405      2,975      35,000  SH   SHARED-OTHER     01        --             --    --
LEGGETT & PLATT INC           COMMON       524660107     25,409   1,166,100  SH   SHARED-OTHER     01        --      1,166,100    --
LINCOLN NATIONAL CORP         COMMON       534187109     11,896     277,869  SH   SHARED-OTHER     01        --        277,869    --
LINEAR TECHNOLOGY CORP        COMMON       535678106     21,640     705,800  SH   SHARED-OTHER     01        --        705,800    --
MEDTRONIC INC                 COMMON       585055106     28,069     560,250  SH   SHARED-OTHER     01        --        560,250    --
MICROCHIP TECHNOLOGY INC      COMMON       595017104     26,193     890,000  SH   SHARED-OTHER     01        --        890,000    --
NEW YORK COMMUNITY BANCORP
   6% CV TR PFD               CONVERTIBLE
                              PFD          64944P307      3,705      95,000  SH   SHARED-OTHER     01        --             --    --
NORAM ENERGY CORP CV DEB      CONVERTIBLE
                              DEB          655419AC3     10,013  10,652,650  PRN  SHARED-OTHER     01        --             --    --
OMNICARE INC                  CONVERTIBLE
                              DEB          681904AL2      4,683   7,150,000  PRN  SHARED-OTHER     01        --             --    --
PARTNERRE LTD                 COMMON       G6852T105      2,368      34,784  SH   SHARED-OTHER     01        --         34,784    --
PAYCHEX INC                   COMMON       704326107      7,432     225,000  SH   SHARED-OTHER     01        --        225,000    --
PEPSICO INC                   COMMON       713448108     55,270     775,500  SH   SHARED-OTHER     01        --        775,500    --
PFIZER INC                    COMMON       717081103     33,192   1,800,000  SH   SHARED-OTHER     01        --      1,800,000    --
PIEDMONT NATURAL GAS          COMMON       720186105     95,433   2,986,000  SH   SHARED-OTHER     01        --      2,986,000    --
PITNEY BOWES INC              COMMON       724479100     24,380     733,000  SH   SHARED-OTHER     01        --        733,000    --
PNC FINANCIAL SERVICES GROUP  COMMON       693475105     73,303     981,300  SH   SHARED-OTHER     01        --        981,300    --
PPG INDUSTRIES INC            COMMON       693506107     23,211     398,000  SH   SHARED-OTHER     01        --        398,000    --
PRAXAIR INC                   COMMON       74005P104      1,794      25,000  SH   SHARED-OTHER     01        --         25,000    --
PROCTER & GAMBLE CORPORATION  COMMON       742718109    394,097   5,655,000  SH   SHARED-OTHER     01        --      5,655,000    --
REINSURANCE GROUP OF AMERICA
   5.75% PIERS                CONVERTIBLE
                              PFD          759351307      6,509     109,400  SH   SHARED-OTHER     01        --             --    --
RPM INTERNATIONAL INC         COMMON       749685103     23,639   1,222,300  SH   SHARED-OTHER     01        --      1,222,300    --
SEACOR SMITH INC NOTES        CONVERTIBLE
                              DEB          811904AH4      3,503   3,000,000  PRN  SHARED-OTHER     01        --             --    --
SPECTRA ENERGY CORP           COMMON       847560109     19,585     822,900  SH   SHARED-OTHER     01        --        822,900    --
SYSCO CORP                    COMMON       871829107        216       7,000  SH   SHARED-OTHER     01        --          7,000    --
THE STANLEY WORKS             COMMON       854616109     22,101     529,500  SH   SHARED-OTHER     01        --        529,500    --
U S BANCORP                   COMMON       902973304    166,914   4,633,920  SH   SHARED-OTHER     01        --      4,633,920    --
VORNADO REALTY TRUST          CONVERTIBLE
                              DEB          929043AE7      7,746   9,290,000  PRN  SHARED-OTHER     01        --             --    --
WELLS FARGO & CO              COMMON       949746101    148,619   3,960,000  SH   SHARED-OTHER     01        --      3,960,000    --
WEST PHARMACEUTICAL           CONVERTIBLE
                              DEB          955306AA3      5,239   5,200,000  PRN  SHARED-OTHER     01        --             --    --
WYETH                         COMMON       983024100    121,348   3,285,000  SH   SHARED-OTHER     01        --      3,285,000    --
                                                      2,337,248


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